UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—20.74%
Federal Home Loan Bank
0.500%, due 10/15/10	65,200,000	65,199,840
0.500%, due 10/29/10	45,540,000	45,546,890
0.270%, due 12/30/10(1)	162,250,000	162,250,000
0.210%, due 03/14/11	40,000,000	39,996,148
0.500%, due 05/17/11(2)	76,750,000	76,506,958
0.580%, due 05/27/11	80,000,000	80,000,000
Federal Home Loan Mortgage Corp.*
0.175%, due 10/25/10(2)	113,000,000	112,986,817
0.130%, due 10/26/10(2)	185,000,000	184,983,299
0.170%, due 11/16/10(2)	90,000,000	89,980,450
0.225%, due 11/29/10(2)	85,890,000	85,858,328
0.330%, due 12/07/10(2)	140,000,000	139,914,017
0.270%, due 01/03/11(2)	73,000,000	72,948,535
0.185%, due 01/18/11(2)	103,941,000	103,882,779
0.290%, due 01/25/11(2)	217,468,000	217,264,788
0.210%, due 02/08/11(2)	191,000,000	190,855,158
0.220%, due 03/28/11(2)	86,613,000	86,518,784
0.300%, due 05/16/11(2)	46,000,000	45,912,983
0.330%, due 07/19/11(2)	150,000,000	149,599,875
Federal National Mortgage Association*
0.250%, due 10/01/10(2)	115,000,000	115,000,000
2.875%, due 10/12/10	40,928,000	40,957,131
0.180%, due 10/20/10(2)	98,500,000	98,490,643
0.290%, due 11/17/10(2)	86,739,000	86,706,160
0.190%, due 01/12/11(2)	44,970,000	44,945,554
0.185%, due 01/18/11(2)	63,268,000	63,232,561
0.410%, due 07/06/11(2)	127,000,000	126,597,904
US Treasury Bills
0.423%, due 12/16/10(2)	195,000,000	194,826,071
US Treasury Notes
1.250%, due 11/30/10	100,000,000	100,156,250
4.875%, due 04/30/11	90,750,000	93,158,158

Total US government and agency obligations (cost—$2,914,276,081)		2,914,276,081

Time deposit—2.15%
Banking-non-US—2.15%
Citibank N.A., Nassau
0.200%, due 10/01/10 (cost—$303,000,000)	303,000,000	303,000,000

Certificates of deposit—17.07%
Banking-non-US—16.00%
Bank of Montreal
0.270%, due 11/15/10	127,000,000	127,000,000
Bank of Nova Scotia
0.267%, due 10/18/10(1)	105,000,000	104,999,255
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.500%, due 10/14/10	136,000,000	136,011,283
0.320%, due 11/12/10	125,000,000	125,000,000
BNP Paribas SA
0.430%, due 11/19/10	3,500,000	3,500,000
Credit Agricole CIB
0.290%, due 10/13/10	125,000,000	125,000,000
0.320%, due 01/31/11	117,000,000	117,000,000
Deutsche Bank AG
0.280%, due 01/18/11	215,000,000	215,000,000

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Dexia Credit Local
0.360%, due 10/07/10	249,100,000	249,100,000
Mitsubishi UFJ Trust & Banking Corp.
0.345%, due 12/16/10(1)	91,500,000	91,433,416
Mizuho Corporate Bank Ltd.
0.250%, due 10/22/10	141,000,000	141,000,000
National Australia Bank Ltd.
0.317%, due 10/12/10(1)	19,750,000	19,750,000
0.400%, due 10/22/10	128,000,000	128,000,000
0.356%, due 10/28/10(1)	119,000,000	119,000,000
Natixis
0.530%, due 10/01/10(1)	100,000,000	100,000,000
Rabobank Nederland NV
0.276%, due 10/27/10(1)	107,000,000	107,000,000
Royal Bank of Canada
0.430%, due 10/01/10(1)	100,000,000	100,000,000
Royal Bank of Scotland PLC
0.490%, due 11/01/10	95,000,000	95,000,000
Svenska Handelsbanken
0.270%, due 11/24/10	145,000,000	145,001,087

		2,248,795,041

Banking-US—1.07%
State Street Bank & Trust Co.
0.390%, due 10/07/10	150,000,000	150,000,000

Total certificates of deposit (cost—$2,398,795,041)		2,398,795,041

Commercial paper(2)—45.03%
Asset backed-banking—0.97%
Atlantis One Funding
0.280%, due 12/09/10	135,973,000	135,900,028

Asset backed-miscellaneous—16.33%
Atlantic Asset Securitization LLC
0.280%, due 10/14/10	50,000,000	49,994,944
0.270%, due 12/10/10	96,000,000	95,949,600
Barton Capital LLC
0.240%, due 10/15/10	79,978,000	79,970,535
0.250%, due 10/21/10	125,035,000	125,017,634
0.250%, due 10/22/10	110,204,000	110,187,929
Chariot Funding LLC
0.240%, due 10/12/10	47,733,000	47,729,500
Ciesco LLC
0.240%, due 11/01/10	95,000,000	94,980,367
Fairway Finance Co. LLC
0.370%, due 10/18/10	37,263,000	37,256,489
0.250%, due 11/19/10	50,925,000	50,907,671
Falcon Asset Securitization Corp.
0.350%, due 10/19/10	52,000,000	51,990,900
0.290%, due 11/16/10	98,000,000	97,963,685
0.270%, due 12/02/10	46,000,000	45,978,610
0.270%, due 12/07/10	49,000,000	48,975,377

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(2)—(continued)
Asset backed-miscellaneous—(concluded)
Jupiter Securitization Co. LLC
0.230%, due 10/13/10	67,018,000	67,012,862
Liberty Street Funding LLC
0.320%, due 10/25/10	25,000,000	24,994,667
Market Street Funding Corp.
0.290%, due 10/04/10	42,000,000	41,998,985
0.400%, due 10/18/10	45,000,000	44,991,500
0.280%, due 12/06/10	34,491,000	34,473,295
Old Line Funding Corp.
0.390%, due 10/06/10	50,000,000	49,997,292
0.420%, due 10/07/10	90,119,000	90,112,692
0.380%, due 10/14/10	47,000,000	46,993,551
0.260%, due 10/20/10	50,000,000	49,993,139
0.270%, due 12/08/10	40,033,000	40,012,583
0.270%, due 12/10/10	49,445,000	49,419,041
Ranger Funding Co. LLC
0.250%, due 10/08/10	76,908,000	76,904,261
0.240%, due 10/19/10	105,243,000	105,230,371
Salisbury Receivables Co. LLC
0.250%, due 10/01/10	47,000,000	47,000,000
0.250%, due 10/20/10	40,000,000	39,994,722
Sheffield Receivables Corp.
0.390%, due 10/06/10	80,000,000	79,995,667
0.360%, due 10/20/10	46,000,000	45,991,260
0.300%, due 11/16/10	60,000,000	59,977,000
0.270%, due 12/06/10	71,000,000	70,964,855
0.270%, due 12/10/10	50,000,000	49,973,750
Thunderbay Funding
0.380%, due 10/15/10	44,454,000	44,447,431
0.260%, due 10/20/10	50,000,000	49,993,139
0.270%, due 12/09/10	54,085,000	54,057,011
Variable Funding Capital Corp.
0.240%, due 10/22/10	50,000,000	49,993,000
Windmill Funding Corp.
0.240%, due 10/28/10	43,700,000	43,692,134

		2,295,117,449

Asset backed-securities—4.15%
Clipper Receivables Co. LLC
0.370%, due 10/20/10	60,000,000	59,988,283
0.280%, due 12/01/10	100,000,000	99,952,555
0.280%, due 12/06/10	76,000,000	75,960,987
Grampian Funding LLC
0.540%, due 10/13/10	97,000,000	96,982,540
0.470%, due 10/26/10	70,000,000	69,977,153
0.400%, due 11/03/10	60,000,000	59,978,000
0.420%, due 11/03/10	60,000,000	59,976,900
0.320%, due 12/09/10	60,000,000	59,963,200

		582,779,618

Banking-non-US—1.52%
Royal Bank of Scotland PLC
0.300%, due 10/08/10	75,000,000	74,995,625
Westpac Securities NZ Ltd.
0.370%, due 10/01/10(1),(3)	104,500,000	104,500,000
0.338%, due 10/21/10(1),(3)	35,000,000	35,000,000

		214,495,625

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(2)—(concluded)
Banking-US—15.16%
Bank of America Corp.
0.150%, due 10/07/10	175,000,000	174,995,625
Barclays US Funding Corp.
0.150%, due 10/01/10	250,000,000	250,000,000
BNP Paribas Finance
0.340%, due 01/24/11	96,000,000	95,895,733
0.540%, due 02/04/11	102,500,000	102,306,275
Danske Corp.
0.250%, due 10/04/10	185,500,000	185,496,136
Deutsche Bank Financial LLC
0.160%, due 10/06/10	50,000,000	49,998,889
0.260%, due 11/09/10	145,000,000	144,959,158
ING (US) Funding LLC
0.340%, due 11/04/10	150,000,000	149,951,833
0.300%, due 01/20/11	75,000,000	74,930,625
0.560%, due 02/11/11	121,500,000	121,248,630
JPMorgan Chase & Co.
0.275%, due 11/08/10	175,000,000	174,949,202
Natixis US Finance Co. LLC
0.230%, due 10/05/10	150,000,000	149,996,167
0.530%, due 11/02/10	141,000,000	140,933,573
Societe Generale N.A., Inc.
0.300%, due 10/15/10	115,000,000	114,986,583
0.380%, due 11/02/10	100,000,000	99,966,222
0.330%, due 01/10/11	100,000,000	99,907,417

		2,130,522,068

Consumer products-non durables—2.42%
Procter & Gamble International Funding SCA
0.250%, due 10/18/10	195,000,000	194,976,979
0.250%, due 11/09/10	145,000,000	144,960,729

		339,937,708

Energy-integrated—0.71%
Chevron Funding Corp.
0.210%, due 10/28/10	50,000,000	49,992,125
0.210%, due 10/29/10	50,000,000	49,991,833

		99,983,958

Finance-captive automotive—0.60%
Toyota Motor Credit Corp.
0.300%, due 11/17/10	85,000,000	84,966,708

Finance-noncaptive diversified—1.60%
General Electric Capital Corp.
0.370%, due 10/13/10	224,500,000	224,472,312

Food/beverage—0.88%
Nestle Finance International Ltd.
0.270%, due 10/07/10	123,328,000	123,322,450

Pharmaceuticals—0.69%
Novartis Finance Corp.
0.250%, due 11/16/10	97,000,000	96,969,014

Total commercial paper (cost—$6,328,466,938)		6,328,466,938

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Short-term corporate obligations—1.77%
Banking-non-US—0.28%
Commonwealth Bank of Australia
0.508%, due 10/28/10(1),(3)	39,000,000	39,000,000

Finance-captive automotive—0.25%
Toyota Motor Credit Corp.
0.257%, due 10/12/10(1)	35,000,000	35,000,000

Supranationals—1.24%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(2)	138,000,000	137,951,279
International Finance Corp.
0.200%, due 10/13/10(2)	37,000,000	36,997,533

		174,948,812

Total short-term corporate obligations (cost—$248,948,812)		248,948,812

Repurchase agreements—13.24%
Repurchase agreement dated 09/30/10 with Bank of America, 0.190% due 10/01/10, collateralized by $46,325,000 Federal Farm Credit Bank obligations, 2.990% due 03/02/15, $184,840,000 Federal Home Loan Bank obligations, 0.875% to 3.350% due 07/27/11 to 08/24/20, $125,598,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.125% due 03/14/11 to 07/21/14 and $171,914,000 Federal National Mortgage Association obligations, 1.750% to 6.000% due 12/28/12 to 04/18/36; (value—$540,600,507); proceeds: $530,002,797	530,000,000	530,000,000
Repurchase agreement dated 09/30/10 with Goldman Sachs & Co., 0.200% due 10/01/10, collateralized by $72,623,000, Tennessee Valley Authority 4.375% to 6.750% due 01/18/11 to 04/01/56, $443,187,000 Federal Home Loan Mortgage Corp. obligations zero coupon to 4.625% due 10/19/10 to 07/26/13 and $366,669,000 Federal National Mortgage Association obligations, zero coupon to 6.625% due 11/15/10 to 11/15/30; (value—$948,601,318); proceeds: $930,005,167	930,000,000	930,000,000
Repurchase agreement dated 09/30/10 with Morgan Stanley & Co., 0.220% due 10/01/10, collateralized by $366,874,000 Federal National Mortgage Association obligations, 1.750% to 5.355% due 05/07/13 to 11/24/17; (value—$408,000,614); proceeds: $400,002,444	400,000,000	400,000,000
Repurchase agreement dated 09/30/10 with State Street Bank & Trust Co., 0.010% due 10/01/10, collateralized by $117,410 US Treasury Notes, 2.125% to 2.500% due 04/30/15 to 05/31/15; (value—$125,461); proceeds: $123,000	123,000	123,000

Total repurchase agreements (cost—$1,860,123,000)		1,860,123,000

Total investments (cost—$14,053,609,872 which approximates cost for federal income tax purposes)(4)—100.00%		14,053,609,872

Liabilities in excess of other assets—(0.00)%		(412,224)

Net assets (applicable to 14,054,016,067 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		14,053,197,648

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2010 and reset periodically.
(2)	Rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.27% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

UBS RMA Money Market Portfolio
Schedule of investments – September 30, 2010 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s investments:

	Unadjusted
	quoted prices in
	active markets
	for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	2,914,276,081	—	2,914,276,081
Time deposit	—	303,000,000	—	303,000,000
Certificates of deposit	—	2,398,795,041	—	2,398,795,041
Commercial paper	—	6,328,466,938	—	6,328,466,938
Short-term corporate obligations	—	248,948,812	—	248,948,812
Repurchase agreements	—	1,860,123,000	—	1,860,123,000

Total	—	14,053,609,872	—	14,053,609,872

At September 30, 2010, there were no transfers between Level 1 and Level 2.

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer for the three months ended September 30, 2010. The advisor earns a management fee from UBS Private Money Market LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	three months ended	three months ended	Value at	three months ended
Security description	06/30/10 ($)	09/30/10 ($)	09/30/10 ($)	09/30/10 ($)	09/30/10 ($)

UBS Private Money Market Fund LLC	—	183,532,680	183,532,680	—	—

Issuer breakdown by country of origin

Percentage of total
investments (%)

United States	77.6
Japan	4.4
Australia	3.2
France	2.4
Canada	2.4
Bahamas	2.1
Belgium	1.8
Switzerland	1.6
Germany	1.5
United Kingdom	1.2
Sweden	1.0
Netherlands	0.8

Total	100.0

Weighted average maturity—45 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2010.

UBS RMA U.S. Government Portfolio
 Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—51.85%
Federal Farm Credit Bank
0.180%, due 10/01/10(1)	125,000,000	125,000,000
0.227%, due 10/14/10(1)	25,000,000	25,004,660
0.217%, due 10/20/10(1)	40,000,000	39,996,121
0.270%, due 11/23/10(1)	45,000,000	45,000,000
0.270%, due 12/15/10(1)	100,000,000	100,000,000
0.340%, due 01/14/11(2)	50,000,000	49,950,417
Federal Home Loan Bank
0.260%, due 10/01/10(1)	50,000,000	50,000,000
0.270%, due 10/01/10(1)	50,000,000	50,000,000
0.186%, due 10/26/10(1)	50,000,000	50,002,373
0.200%, due 11/17/10(2)	50,000,000	49,986,944
0.280%, due 12/29/10(1)	50,000,000	50,000,000
0.570%, due 12/29/10	50,000,000	50,023,267
0.430%, due 02/22/11	64,700,000	64,698,991
Federal Home Loan Mortgage Corp.*
0.250%, due 10/20/10(2)	50,000,000	49,993,403
0.170%, due 11/16/10(2)	150,000,000	149,967,417
0.310%, due 12/07/10(2)	50,000,000	49,971,153
0.250%, due 01/03/11(2)	50,000,000	49,967,361
0.210%, due 02/14/11(2)	16,500,000	16,486,910
0.330%, due 02/22/11(2)	25,000,000	24,967,000
Federal National Mortgage Association*
0.250%, due 10/12/10(2)	35,000,000	34,997,326
2.875%, due 10/12/10	11,500,000	11,508,185
0.240%, due 01/18/11(2)	125,000,000	124,909,167
0.300%, due 01/18/11(2)	90,000,000	89,918,250
0.240%, due 01/19/11(2)	40,000,000	39,970,667
0.270%, due 02/01/11(2)	50,000,000	49,953,875
0.240%, due 04/01/11(2)	75,000,000	74,909,000
0.250%, due 04/11/11(2)	97,000,000	96,870,667
0.510%, due 05/02/11(2)	48,000,000	47,855,160
6.000%, due 05/15/11	25,000,000	25,886,048
US Treasury Notes
1.500%, due 10/31/10	60,000,000	60,051,979
0.875%, due 02/28/11	75,000,000	75,194,050
4.875%, due 04/30/11	25,000,000	25,663,404
4.875%, due 05/31/11	75,000,000	77,300,996

Total US government and agency obligations (cost—$1,926,004,791)		1,926,004,791

Repurchase agreements—48.09%
Repurchase agreement dated 09/30/10 with Bank of America, 0.170% due 10/01/10, collateralized by $131,816,500 US Treasury Bonds, 7.500% due 11/15/24 and $253,257,300 US Treasury Notes, 2.125% to 4.750% due 05/31/15 to 08/15/17; (value—$474,300,051); proceeds: $465,002,196	465,000,000	465,000,000
Repurchase agreement dated 09/30/10 with Barclays Bank PLC, 0.200% due 10/01/10, collateralized by $138,422,600 US Treasury Notes, 3.625% due 08/15/19; (value—$153,000,057); proceeds: $150,000,833	150,000,000	150,000,000
Repurchase agreement dated 09/30/10 with Deutsche Bank Securities, Inc., 0.230% due 10/01/10, collateralized by $143,055,300 US Treasury Inflation Index Notes, 2.625% due 07/15/17; (value—$174,522,111); proceeds: $171,101,093	171,100,000	171,100,000

UBS RMA U.S. Government Portfolio
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)
Repurchase agreement dated 09/30/10 with Goldman Sachs & Co., 0.120% due 10/01/10, collateralized by $202,968,000 US Treasury Bills, zero coupon due 10/14/10, $41,885,800 US Treasury Bonds, 8.750% due 05/15/17 and $386,299,800 US Treasury Notes, 1.125% to 2.500% due 01/15/12 to 03/31/13; (value—$663,000,006); proceeds: $650,002,167	650,000,000	650,000,000
Repurchase agreement dated 09/30/10 with Morgan Stanley & Co., 0.200% due 10/01/10, collateralized by $289,921,600 US Treasury Inflation Index Notes 1.875% to 2.000% due 07/15/13 to 01/15/16; (value—$357,000,018); proceeds: $350,001,944	350,000,000	350,000,000
Repurchase agreement dated 09/30/10 with State Street Bank & Trust Co., 0.010% due 10/01/10, collateralized by $74,455 US Treasury Notes, 2.125% to 2.500% due 04/30/15 to 05/31/15; (value—$79,560); proceeds: $78,000	78,000	78,000

Total repurchase agreements (cost—$1,786,178,000)		1,786,178,000

Total investments (cost—$3,712,182,791 which approximates cost for federal income tax purposes)(3)—99.94%		3,712,182,791

Other assets in excess of liabilities—0.06%		2,308,286

Net assets (applicable to 3,715,018,119 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		3,714,491,077

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rate as of September 30, 2010, and reset periodically.
(2)	Rates shown are the discount rates at date of purchase.
(3)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s investments:

Unadjusted
quoted prices in
active markets for
		identical	Other significant	Unobservable
		investments	observable inputs	inputs
		(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

	US government and agency obligations	—	1,926,004,791	—	1,926,004,791
	Repurchase agreements	—	1,786,178,000	—	1,786,178,000

	Total	—	3,712,182,791	—	3,712,182,791

At September 30, 2010, there were no transfers between Level 1 and Level 2.

Weighted average maturity—49 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated June 30, 2010.

UBS Retirement Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—26.93%
Federal Home Loan Bank
0.500%, due 10/15/10	7,900,000	7,899,981
0.130%, due 10/27/10(1)	50,000,000	49,995,306
0.270%, due 12/30/10(2)	18,000,000	18,000,000
0.370%, due 02/22/11(1)	13,000,000	12,980,760
0.440%, due 04/19/11(1)	10,000,000	9,975,556
0.500%, due 05/17/11(1)	8,500,000	8,473,083
0.580%, due 05/27/11	8,500,000	8,500,000
Federal Home Loan Mortgage Corp.*
0.250%, due 10/05/10(1)	15,000,000	14,999,583
0.100%, due 10/13/10(1)	25,000,000	24,999,167
0.150%, due 10/25/10(1)	10,000,000	9,999,000
0.310%, due 11/16/10(1)	15,000,000	14,994,058
0.310%, due 12/07/10(1)	15,000,000	14,991,346
0.330%, due 12/07/10(1)	15,000,000	14,990,787
0.270%, due 01/14/11(1)	15,000,000	14,988,187
0.210%, due 02/14/11(1)	15,000,000	14,988,100
0.220%, due 03/28/11(1)	15,000,000	14,983,683
0.230%, due 04/05/11(1)	15,000,000	14,982,175
0.330%, due 05/02/11(1)	15,000,000	14,970,712
0.300%, due 05/16/11(1)	15,000,000	14,971,625
Federal National Mortgage Association*
2.875%, due 10/12/10	4,900,000	4,903,488
0.410%, due 11/15/10(1)	20,000,000	19,989,750
0.360%, due 02/07/11(1)	10,000,000	9,987,100
0.350%, due 04/26/11(1)	5,000,000	4,989,938
0.410%, due 07/06/11(1)	20,000,000	19,936,678
US Treasury Bills
0.186%, due 02/24/11(1)	25,000,000	24,981,142
0.295%, due 07/28/11(1)	15,000,000	14,963,125
US Treasury Notes
4.875%, due 04/30/11	10,000,000	10,265,362

Total US government and agency obligations (cost—$410,699,692)		410,699,692

Certificates of deposit—19.44%
Banking-non-US—17.80%
Bank of Montreal
0.230%, due 10/07/10	10,000,000	10,000,000
0.270%, due 11/15/10	25,000,000	25,000,000
Bank of Nova Scotia
0.267%, due 10/18/10(2)	12,000,000	11,999,915
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.320%, due 11/12/10	15,000,000	15,000,000
Credit Agricole CIB
0.320%, due 01/31/11	15,000,000	15,000,000
Deutsche Bank AG
0.280%, due 01/18/11	15,000,000	15,000,000
Dexia Credit Local
0.360%, due 10/07/10	25,000,000	25,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.280%, due 10/27/10	15,000,000	15,000,000
0.345%, due 12/16/10(1)	15,000,000	14,989,085
Mizuho Corporate Bank Ltd.
0.240%, due 10/18/10	15,000,000	15,000,000
0.250%, due 10/22/10	15,000,000	15,000,000
National Australia Bank Ltd.
0.317%, due 10/12/10(2)	3,500,000	3,500,000
0.356%, due 10/28/10(2)	12,500,000	12,500,000

UBS Retirement Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Natixis
0.490%, due 10/01/10(2)	6,000,000	6,000,000
0.240%, due 10/12/10	15,000,000	15,000,000
Rabobank Nederland NV
0.276%, due 10/27/10(2)	11,500,000	11,500,000
Royal Bank of Canada
0.430%, due 10/01/10(2)	12,000,000	12,000,000
Royal Bank of Scotland PLC
0.510%, due 10/26/10	15,000,000	15,000,000
Svenska Handelsbanken
0.270%, due 11/24/10	15,000,000	15,000,112
Westpac Banking Corp.
0.280%, due 10/01/10(2)	4,000,000	4,000,000

		271,489,112

Banking-US—1.64%
Bank of America, N.A.
0.220%, due 10/13/10	25,050,000	25,050,000

Total certificates of deposit (cost—$296,539,112)		296,539,112

Commercial paper(1)—43.59%
Asset backed-miscellaneous—19.73%
Atlantic Asset Securitization LLC
0.250%, due 11/02/10	15,000,000	14,996,667
Barton Capital LLC
0.230%, due 10/13/10	20,000,000	19,998,466
0.230%, due 10/18/10	15,000,000	14,998,371
Chariot Funding LLC
0.230%, due 10/08/10	10,000,000	9,999,553
0.240%, due 10/15/10	30,000,000	29,997,200
Falcon Asset Securitization Corp.
0.230%, due 10/13/10	6,000,000	5,999,540
0.270%, due 12/02/10	10,000,000	9,995,350
Liberty Street Funding LLC
0.230%, due 10/04/10	26,000,000	25,999,501
LMA Americas LLC
0.250%, due 10/01/10	5,000,000	5,000,000
0.250%, due 10/27/10	15,000,000	14,997,292
Market Street Funding LLC
0.230%, due 10/21/10	15,000,000	14,998,083
Old Line Funding Corp.
0.260%, due 10/20/10	15,000,000	14,997,942
Ranger Funding Co. LLC
0.240%, due 10/19/10	29,000,000	28,996,520
Regency Markets No. 1 LLC
0.250%, due 10/07/10	15,000,000	14,999,375
0.250%, due 10/15/10	15,000,000	14,998,542
0.250%, due 10/19/10	15,000,000	14,998,125
Sheffield Receivables Corp.
0.250%, due 11/10/10	15,000,000	14,995,833
Thunderbay Funding
0.230%, due 10/12/10	15,000,000	14,998,946
0.260%, due 11/09/10	15,000,000	14,995,775

		300,961,081

UBS Retirement Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(1)—(continued)
Asset backed-securities—4.92%
Clipper Receivables Co. LLC
0.370%, due 10/20/10	5,000,000	4,999,024
0.240%, due 11/01/10	25,000,000	24,994,833
Grampian Funding LLC
0.280%, due 10/14/10	15,000,000	14,998,483
0.510%, due 10/19/10	15,000,000	14,996,175
0.400%, due 11/03/10	15,000,000	14,994,500

		74,983,015

Automobile OEM—0.98%
American Honda Finance Corp.
0.240%, due 12/03/10	15,000,000	14,993,700

Banking-non-US—0.95%
Westpac Securities NZ Ltd.
0.370%, due 10/01/10(2),(3)	10,500,000	10,500,000
0.338%, due 10/21/10(2),(3)	4,000,000	4,000,000

		14,500,000

Banking-US—12.98%
BNP Paribas Finance
0.340%, due 01/24/11	15,000,000	14,983,708
0.540%, due 02/04/11	11,500,000	11,478,265
Danske Corp.
0.250%, due 10/04/10	10,000,000	9,999,792
Dexia Delaware LLC
0.340%, due 10/04/10	20,000,000	19,999,433
Fortis Funding LLC
0.210%, due 10/06/10	15,000,000	14,999,563
ING (US) Funding LLC
0.340%, due 11/04/10	10,000,000	9,996,789
0.300%, due 01/20/11	5,000,000	4,995,375
0.560%, due 02/11/11	11,500,000	11,476,208
JPMorgan Chase & Co.
0.275%, due 11/08/10	15,000,000	14,995,646
Natixis US Finance Co. LLC
0.240%, due 10/01/10	10,000,000	10,000,000
0.530%, due 11/02/10	15,000,000	14,992,933
Societe Generale N.A., Inc.
0.220%, due 10/01/10	45,000,000	45,000,000
Toronto-Dominion Holding USA, Inc.
0.240%, due 12/03/10	15,000,000	14,993,700

		197,911,412

Finance-captive automotive—1.44%
Toyota Motor Credit Corp.
0.410%, due 10/13/10	7,000,000	6,999,043
0.280%, due 11/03/10	15,000,000	14,996,150

		21,995,193

UBS Retirement Money Fund
Schedule of investments – September 30, 2010 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(1)—(concluded)
Finance-noncaptive diversified—0.98%
General Electric Capital Corp.
0.370%, due 10/13/10	15,000,000	14,998,150

Insurance-life—0.95%
Axa Financial, Inc.
0.250%, due 10/01/10	14,500,000	14,500,000

Technology-software—0.66%
Hewlett-Packard Co.
0.190%, due 10/04/10	10,000,000	9,999,842

Total commercial paper (cost—$664,842,393)		664,842,393

Short-term corporate obligations—1.54%
Banking-non-US—0.30%
Commonwealth Bank of Australia
0.508%, due 10/28/10(2),(3)	4,500,000	4,500,000

Finance-captive automotive—0.26%
Toyota Motor Credit Corp.
0.257%, due 10/12/10(2)	4,000,000	4,000,000

Supranational—0.98%
International Bank for Reconstruction & Development
0.410%, due 11/01/10(1)	15,000,000	14,994,704

Total short-term corporate obligations (cost—$23,494,704)		23,494,704

Repurchase agreements—8.52%
Repurchase agreement dated 09/30/10 with Barclays Bank PLC, 0.200% due 10/01/10, collateralized by $61,230,000 Federal Home Loan Bank obligations, 0.167% due 08/12/11; (value—$61,202,661); proceeds: $60,000,333	60,000,000	60,000,000
Repurchase agreement dated 09/30/10 with Deutsche Bank Securities Inc., 0.240% due 10/01/10, collateralized by $70,343,000 Federal Home Loan Mortgage Corp. obligations, 0.469% due 02/03/12; (value—$70,380,985); proceeds: $69,000,460	69,000,000	69,000,000
Repurchase agreement dated 09/30/10 with State Street Bank & Trust Co., 0.010% due 10/01/10, collateralized by $999,418 US Treasury Notes, 2.125% to 2.500% due 04/30/15 to 05/31/15; (value—$1,067,946); proceeds: $1,047,000	1,047,000	1,047,000

Total repurchase agreements (cost—$130,047,000)		130,047,000

Total investments (cost—$1,525,622,901 which approximates cost for federal income tax purposes)(4)—100.02%		1,525,622,901

Liabilities in excess of other assets—(0.02)%		(367,024)

Net assets (applicable to 1,525,245,517 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,525,255,877

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of September 30, 2010 and reset periodically.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.25% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	Investments are valued at amortized cost. Periodic review and monitering of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Retirement Money Fund
Schedule of investments – September 30, 2010 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:
Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

	The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s investments:

		Unadjusted
		quoted prices in
		active markets for
		identical	Other significant	Unobservable
		investments	observable inputs	inputs
		(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

	US government and agency obligations	—	410,699,692	—	410,699,692
	Certificate of deposit	—	296,539,112	—	296,539,112
	Commercial paper	—	664,842,393	—	664,842,393
	Short-term corporate obligations	—	23,494,704	—	23,494,704
	Repurchase agreements	—	130,047,000	—	130,047,000

	Total	—	1,525,622,901	—	1,525,622,901

	At September 30, 2010, there were no transfers between Level 1 and Level 2.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total
investments (%)

United States	79.2
Japan	6.6
Canada	3.9
Australia	2.6
France	2.4
Belgium	1.6
Sweden	1.0
Germany	1.0
United Kingdom	1.0
Netherlands	0.7

Total	100.0

Weighted average maturity—51 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2010.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2010